Income taxes - Components of Tax Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Current tax
Tax expense for current year	$ 4,081	$ 4,151
Adjustments for prior years	851	(230)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(100)
Current tax expense income after adjustments	4,832	3,921
Deferred tax
Origination and reversal of temporary difference	(1,286)	232
Effects of changes in tax rates	(47)	4
Adjustments for prior years	125	231
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	(24)	(86)
Deferred tax expense income after adjustments	(1,232)	381
Income taxes (recoveries)	3,600	4,302
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(10)	(633)
Provision for credit losses recognized in income		(2)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(39)	2
Unrealized foreign currency translation gains (losses)	20	2
Net foreign currency translation gains (losses) from hedging activities	(306)	(478)
Reclassification of losses (gains) on net investment hedging activities to income	45	6
Net gains (losses) on derivatives designated as cash flow hedges	190	628
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	59	70
Remeasurement gains(losses) on employee benefit plans	(68)	287
Net gains(losses) from fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	(222)	622
Net gains (losses) on equity securities designated at fair value through other comprehensive income	24	(3)
Share-based compensation awards	2	10
Distributions on other equity instruments and issuance costs	(59)	(45)
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity	(364)	466
Total income taxes	$ 3,236	$ 4,768